TAXATION - Current and Deferred Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
PRC	¥ (867,937)		¥ (280,877)	¥ 26,473
Other countries	(58,014)		(175,633)	(110,726)
Total current income tax expenses	(925,951)		(456,510)	(84,253)
PRC	457,266		77,741	(7,436)
Other countries	(136,593)		184,629	(86,722)
Total deferred tax (expenses)/benefits	320,673		262,370	(94,158)
Income tax expenses, net	¥ (605,278)	$ (87,757)	¥ (194,140)	¥ (178,411)